Earnings / (Loss) per share	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) per share
Earnings / (Loss) per share

Note 40.Earnings / (Loss) per share

The computation of basic and diluted net earnings / (loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2025	2024	2023
Net loss (USD’000)	(34,194)	(21,201)	(3,268)
Effect of potentially dilutive instruments on net gain (USD’000)	n/a	n/a	n/a
Net loss after effect of potentially dilutive instruments (USD’000)	(34,194)	(21,201)	(3,268)

Ordinary shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	135,029,729	27,749,590	7,799,766
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average shares outstanding - diluted	135,029,729	27,749,590	7,799,766

Net loss per ordinary share
Basic weighted average loss per share (USD)	(0.24)	(0.60)	(0.21)
Diluted weighted average loss per share (USD)	(0.24)	(0.60)	(0.21)

F shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,800	1,499,700	1,499,700
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average shares outstanding - diluted	1,499,800	1,499,700	1,499,700

Net loss per F share
Basic weighted average loss per share (USD)	(1.20)	(3.01)	(1.07)
Diluted weighted average loss per share (USD)	(1.20)	(3.01)	(1.07)

Shares	2025	2024	2023
Company posted	Net loss	Net loss	Net loss
Basic weighted average ordinary shares outstanding	135,029,729	27,749,590	7,799,766
Basic weighted average F shares outstanding	1,499,800	1,499,700	1,499,700
Dilutive effect of common stock equivalents	n/a	n/a	n/a
Dilutive weighted average common stock outstanding	n/a	n/a	n/a

Dilutive vehicles with anti-dilutive effect	2025	2024	2023
Ordinary shares
Total stock options	558,962	245,165	—
Total warrants	92,583,332	—	—
Total convertible instruments	—	—	1,559,828
Total number of ordinary shares from dilutive vehicles with anti-dilutive effect	93,142,294	245,165	1,559,828

Dilutive vehicles with anti-dilutive effect	2025	2024	2023
F shares
Total stock options	—	—	77
Total number of F shares from dilutive vehicles with anti-dilutive effect	—	—	77